[LETTERHEAD OF KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP]

June 30, 2006

Via Edgar, Facsimile (202) 772-9204
and Federal Express

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington D.C. 20549
Attn:  H. Christopher Owings
Assistant Director

Re:	Skins Inc. Registration Statement on Form SB-2 (File No. 333-133406) Filed on April 19, 2006

Dear Mr. Owings:

On behalf of Skins Inc., a Nevada corporation (the “Company”), we hereby transmit for filing pursuant to Rule 101(a) of Regulation S-T, Amendment No. 1 to Form SB-2 filed June 30, 2006 (“Amendment No. 1”). We are also forwarding to you via Federal Express courtesy copies of this letter and Amendment No. 1 (marked to show changes from the Registration Statement filed on April 19, 2006 (the “Original Filing”)). We have been advised that changes in Amendment No. 1 from the Original Filing, as submitted herewith in electronic format, have been tagged.

Based upon the Staff’s review of the Original Filing, the Commission issued a comment letter dated May 16, 2006. The following consists of the Company’s responses to the Staff’s comment letter in identical numerical sequence. For the convenience of the Commission, each comment is repeated verbatim with the Company’s response immediately following.

Please note that the address to the offices of the Company has changed to the following:

45 West 21st Street, 2nd Floor
New York, NY 10010

Form SB-2

Table of Contents, page 2

1.	Comment: Please update your table of contents page numbers to accurately reflect the location of the prospectus sections.

Response: We respectfully note your comment and have updated the table of contents.

H. Christopher Owings
June 30, 2006

Prospectus Summary, page 3

2.
Comment: We note in the first paragraph your use of parenthetical phrases and on page 7 concerning your risk factors. The meanings of these terms are clear from their context. Parenthetical definitions such as these are unnecessary. Please delete these and all other parenthetical definitions from your prospectus as appropriate. See Rule 421(c) of Regulation C.

Response: We respectfully note your comment and have omitted the parenthetical definitions throughout the registration statement, as appropriate.

Corporate Information, page 4

3.
Comment: We note your disclosure that your offices are in New York although you state on page 30 that you do not currently have any facilities or offices. Please revise and in the body or the prospectus provide greater detail concerning your current operations. See Item 102 of Regulation S-B.

Response: We respectfully note your comment and have revised the cover page and the Corporate Information and Facilities sections to disclose the Company’s new offices that have been subleased by the Company since the last filing of the registration statement.

Risk Factors, page 7

4.
Comment: In general, descriptions of risks that describe circumstances that could apply equally to other businesses that are similarly situated are generic risks that should not be included in your risk factor section. Please either eliminate these generic risks, or revise them to state specific material risks to your company or to the purchasers in this offering. For example, we note that the following risk factors appear to contain generic disclosures:

a.	We have a limited operating history... page 7

b.	We will likely need to raise additional funds in the future... page 7

c.	Our business could be harmed if we fail to maintain proper inventory... page 9

Response: We respectfully note your comment and have omitted or revised risk factors that are generic in nature, including the risk factors that you specifically reference.

5.
Comment: In addition, revise your risk factors to get to the risk as quickly as possible and provide only enough detail to place the risk in context. The actual risk you are trying to convey does not stand out from the details you provide. See as examples, “Any international sales and manufacturing operations...” on page 10 and “Our trademarks, design patents and other intellectual property...” on page 12. Please also review and where appropriate revise your risk factor captions to better reflect the risk to be described. For example, the captions for your risk factors concerning your intellectual property suggest that you have intellectual property or trademarks. While the point of the risk that follows is that you may not have such intellectual property.

H. Christopher Owings
June 30, 2006

Please note these are examples only. Review your entire risk factor section and revise as necessary.

Response: We respectfully note your comment and have revised the risk factors to clarify the risk that is the focus of each risk factor. We have also revised the risk factor headings to clearly and concisely identify each risk.

6.
Comment: Please include a risk factor concerning your lack of management experience in the manufacturing industry and footwear in particular. Similarly, include a risk factor concerning your lack of design experience and again footwear in particular.

Response: We respectfully note your comment and have included a risk factor concerning lack of management and design experience in a risk factor entitled, “Our management has no senior management experience …”, located on page 5.

7.	Comment: Please include a risk factor that your auditors have raised substantial doubt as to your ability to continue as a going concern.

Response: We respectfully note your comment and have added the disclosure regarding the Company’s ability to continue as a going concern in the risk factor entitled, “We will need to raise additional funds…”, located on page 5.

8.	Comment: Please include a risk factor that you have a single sourcing and buying agent, Atsco, and identify the risk involved in having one exclusive sourcing agent to procure product for you,

Response: We respectfully note your comment and have added the disclosure regarding the Company’s reliance on Atsco as it sole sourcing agent in the risk factor entitled, “Our company will acquire all of our saleable inventory from through one sourcing agent…”, located on page 7.

Unaudited Pro Forma Consolidated Condensed Financial Statements, page 19

9.
Comment: The Share Exchange Transaction is equivalent to the issuance of common stock by Skins Footwear for the net monetary assets of Logicom accompanied by a recapitalization and should he accounted for as a capital transaction. Please remove this section from the filing. Refer to the first comment regarding the financial statements below.

Response: We respectfully note your comment and have omitted the pro forma section.

H. Christopher Owings
June 30, 2006

Principal Terms of the Share Exchange, page 23

10.
Comment: Please expand your disclosure of the share exchange to include further background of the transaction. For example, whether the principals were unrelated parties, how the terms were negotiated, the business reason(s) for the transaction; including the buyback of Mr. Weaver’s shares as well as the terms of the promissory note.

Response: We respectfully note your comment and have revised the section entitled “Management’s Discussion And Analysis Or Plan Of Operation” to expand the disclosures regarding the share exchange transaction.

Management’s Discussion and Analysis of Plan of Operations

Description of the Company Post Share Exchange, page 22

11.
Comment: Please include a discussion of how long you can satisfy your cash requirements and whether you will have to raise additional funds in the next twelve months. Please refer to Item 303(a) of Regulation S-B. Please also expand the discussion regarding your plans to resolve the doubts about your ability to continue in existence- The additional disclosure regarding your plans to resolve the doubts about your ability to continue in existence should also be included in Note 1 to the financial statements. Please refer to Financial Reporting Codification Section 607.02.

Response: We respectfully note your comment and have revised the disclosures in the section entitled “Management’s Discussion And Analysis Or Plan Of Operation” and Note 1 to the financial statements accordingly.

Patent Application, page 24

12.
Comment: Please update your disclosure. It appears that you had a deadline that expired on April 10, 2006. Also, please revise your discussion so that a reader who is not familiar with the patent process can understand your disclosure. For example, the use of the phrase “entry based” would be confusing for most readers.

Response: We respectfully note your comment and have revised the disclosure to update and clarity the disclosure.

Product Development page 25

13.
Comment: We note your statement that you estimate that a fully developed bone will be completed by August 2006. However, in your disclosure under Planned Distribution you state that you anticipate performing a test distribution from May through June 2006 with six to eight retailers. As the product will not be ready, it is not clear from your disclosure what you would be distributing in your test distribution. Please revise your disclosure to clarify. In this regard, provide a detailed discussion indicating the current status of each phase of your plan. For example, if you are in the concept planning stage without any concrete development or design progress, so state. Also include in your discussion the manner in which your designs will be developed.

H. Christopher Owings
June 30, 2006

Response: We respectfully note your comment and have revised the disclosure to clarify the disclosure. The Company’s fully developed product is anticipated in August 2006 with a distribution projected to occur in September 2006.

14.
Comment: Please revise to include a discussion and analysis of your historical and expected financial position and results of operations. The discussion should address those key variable and other qualitative and quantitative factors which are necessary to an understanding and evaluation of your plan of operations for the next twelve months. For example, the discussion should address your expectations regarding production and sales, product development and operating costs and profits or losses. The discussion should also include an analysis of the risks and uncertainties that are reasonably likely to have a material impact on your planned operations and liquidity. Please refer to Item 303(a) of Regulation S-B.

Response: We respectfully note your comment and have revised the disclosures accordingly.

Additional Projects, page 25

15.	Comment: Please update your disclosure concerning the launch of your commercial website.

Response: We respectfully note your comment and have revised the disclosure accordingly.

Description of Business

Business Strategy, page 27

16.
Comment: We note you plan to introduce your product to fashion mavens, trendsetters and early adopters. Please provide more detail on how you will identify these individuals and how you will convince them to adopt or use your product.

Response: We respectfully note your comment and have revised the disclosure accordingly.

Advertising, page 28

17.
Comment: We note you plan to initially utilize specialized unconventional tactics and approaches to advertising. Please expand your disclosure to provide a detailed discussion of the methods to be utilized.

Response: We respectfully note your comment and have revised the disclosure accordingly.

H. Christopher Owings
June 30, 2006

Distribution, page 29

18.
Comment: We note that you will market your product to specialty retailers and chains in the U.S. As you have noted, you are in a very competitive market, please provide greater details on how you will market your product to these retailers.

Response: We respectfully note your comment and have revised the disclosure accordingly.

Management, page 31

19.
Comment: We note that you have provided a general description of the business experience of Mr. Musil- In accordance with Item 401 of Regulation S-B, please provide more specifically the last 5 years of his business experience.

Response: We respectfully note your comment and have revised Mr. Musil biography accordingly.

Security Ownership of Certain Beneficial Owners and Management, page 33

20.
Comment: We note your statement that unless otherwise indicated that the address of each stockholder listed in the table is your address. Please confirm that Messrs. Dubey and Heremlin’s addresses are your address. In this regard, please also advise us if Messrs. Dubey and Hermelin are affiliates. If so, please provide disclosure in the chart explaining their relationship to you.

Response: We respectfully note your comment and have revised the disclosure to include their address. Messrs. Dubey and Hermelin are not affiliates of the Company; however, the Company entered into a consulting agreement with Messrs. Dubey and Hermelin on April 3, 2006 pursuant to which they were issued 122,000 shares of common stock in exchange for their consulting services, as disclosed in the registration statement. The Company permitted Messrs. Dubey and Hermelin to use the Company’s address. The chart has been revised to indicate the foregoing.

Certain Relationships and related Transaction page 35

21.
Comment: Disclose whether the transactions and agreements with Atsco Footwear LLC and Mage LLC were comparable to terms you could have obtained from unaffiliated third parties. Also, please file your agreement with Atsco as an exhibit. Finally, revise your disclosure to provide more detail concerning the services provided to you by Mage.

Response: We respectfully note your comment and have revised the disclosures accordingly. We have filed the Atsco agreement as an exhibit to the registration statement.

H. Christopher Owings
June 30, 2006

Selling Stockholders, page 36

22.
Comment: We note your disclosures concerning the two private placements. It appears from this disclosure that this is the source of the 3,000,000 shares for resale. If this is the case, please so state. Concerning the 3,000,000 in shares that may be acquired upon the exercise of warrants, it is unclear from your disclosure how and when these warrants were issued. Your disclosure should include all shares that are being offered for sale and how each selling shareholder acquired the shares for resale. Please revise or advise.

Response: We respectfully note your comment and have revised the disclosures to clarify that the 3,000,000 shares of common stock and 3,000,000 shares of common stock issuable upon the exercise of warrants being offered in the registration statement were received by the selling shareholders through the first and second private placements.

23.
Comment: We note that several of your selling stockholders are companies. For example, Centrum Bank Ag, Marlenas United AG and Chloe Company S.A. Please disclose the natural person(s) or public company that has the ultimate voting or investment control over the shares held by the companies. Sec Interp. 1.60 of Telephone Interp. Manual (July 1997) and Interp. 45 of Reg. S-K section of 3/99 Supp. to Manual.

Response: We respectfully note your comment and have revised the selling stockholder table to reflect the natural person with voting and investment control of the shares held by entities.

Plan of Distribution, page 39

24.
Comment: We note your disclosure regarding short sales. Specifically, you state “settlement of short sales entered into after the date of this prospectus.” Please be advised that short sales of common stock “against the box” that are covered with shares subject to this registration statement cannot be made before the registration statement becomes effective. It is our view that shares underlying the short sale are deemed to be sold at the time such sale is made and, prior to effectiveness, this would constitute a violation of section 5. Please confirm your understanding.

Response: We respectfully note your comment and confirm that the Company’s understanding is the same as your understanding.

25.	Comment: Is any selling stockholder a broker-dealer? If so, identify that shareholder as an underwriter. Please advise.

Response: We respectfully note your comment and supplementally inform you that the selling shareholders have represented to us that they are not broker-dealers or affiliates of broker-dealers.

26.	Comment: For each selling stockholder that is an affiliate of a broker-dealer, disclose if true:

H. Christopher Owings
June 30, 2006

a.	The seller purchased the securities to be resold in the ordinary course of business; and

b.	At the time of the purchase, the seller had no agreements or understandings directly or indirectly, with any person to distribute the securities.

Alternatively, disclose that the stockholder is an underwriter. We may have additional comments upon review of your response.

Response: Please refer to our response to comment number 25, above.

Financial Statements, page F-1

27.
Comment: The Share Exchange Transaction is equivalent to the issuance of common stock by Skins Footwear for the net monetary assets of Logicom accompanied by a recapitalization and should be accounted for as a capital transaction. Please revise the historical financial statements of Skins Footwear for all periods presented to reflect the equivalent number of shares of common stock of Logicom received in the exchange. In addition, please disclose in the notes to financial statements that the capital structure of the consolidated enterprise, being the capital structure of the legal parent, is different from that appearing in the financial statements of Skins Shoes, LLC and Skin Shoes, Inc. in earlier periods due to the recapitalization.

Response: We respectfully note your comment and have treated the Share Exchange Transaction as a capital transaction on March 20, 2006 in our recently filed Form 10-QSB. We have added additional language to the Note 1, of the financial statements describing that the transaction will be handled as a capital transaction.

28.	Comment: Please update the financial statements included in the filing to comply with Item 310(g) of Regulation S-B.

Response: We respectfully note your comment and have updated Amendment No. 1 to include financial information as of the March 31, 2006 to comply with Item 310(g) of Regulation SB-2.

29.
Comment: Please disclose earnings per share data for all periods presented on the face of the statements of operations. Earnings per share for periods prior to the recapitalization should reflect the number of equivalent shares of Logicom received in the exchange. Please also disclose the information required by paragraph 40 of FAS 128 in the notes to financial statements, In addition, please tell us how you treat shares of common stock held in escrow in your computation of basic earnings per share. Please refer to paragraph 10 of SFAS 128.

Response: We respectfully note your comment and have updated the Company’s December 31, 2005 and 2004 financial statements to show earnings per share for all periods and have included the required disclosures found in Paragraph 40 of FAS 128, Earnings Per Share. In accordance with the Share Exchange Transaction, 19,404,000 shares of Logicom were exchanged for all of the Company’s common stock on March 20, 2006. In accordance with the agreement, 1,404,000 Common shares are held in escrow pending the resolution of certain contingencies. We did not factor the shares held in escrow in the basic earnings per share computation because all the contingencies have not been resolved (Paragraph 10 of FAS 128).

H. Christopher Owings
June 30, 2006

30.
Comment: We note that the report of independent registered public accounting firm refers to the statements of members’ capital and stockholders’ deficiency while the statement on page F-5 is titled “Statements of Equity.” Please revise as appropriate.

Response: We respectfully note your comment and have adjusted pages F-2 and F-5 to read Statements of Members’ Capital and Stockholders’ Deficiency.

Statements of Equity, page F-5

31.
Comment: We note the line item “Transfer of net liabilities from a predecessor entity - May 18, 2004.” Please provide us with more details regarding the inception of Skin Shoes LLC on May 18, 2004 and the transfer of liabilities from the predecessor entity.

Response: We respectfully note your comment and supplementally inform you that Skin Shoes was originally organized on May 18, 2004 as a New Jersey Limited Liability Company (the “LLC”). Prior to May 18, 2004, the entity was operating in Israel as the equivalent of United States Sole Proprietorship. During 2003 and until the LLC’s inception, certain assets and liabilities were accumulated. Based on the guidance found in paragraph 5 of AICPA Practice Bulletin 14 Accounting and Reporting by Limited Liability Companies and Limited Liability Partnerships and paragraph D11 (a) of FAS 141, Business Combinations the net liabilities transferred into the LLC should be shown at cost. The following is a summary of the net liabilities transferred into the LLC:

Fixed Assets, Net	$1,978
Patents, Net	8,451
Accounts payable	(15,820)
Member Loan Payable	(26,925)
Net Transfer	($32,316)

32.
Comment: We note that you carried forward the accumulated deficit of Skin Shoes, LLC in the accounting for the merger with Skin Shoes, Inc. It appears that the accumulated deficit of Skin Shoes LLC should have been reclassified to additional paid-in capital. Please refer to SAB Topic 413. Please advise or revise.

Response: We respectfully note your comment and supplementally inform you that Skin Shoes carried the accumulated deficit of the LLC into the conversion to a C Corporation because the Company treated the change in legal status as a change in name, not in the way the Company’s operations are run. This was the main reason for showing comparative financial statements. While the Company believes there may be some similarities in its situation as found in SAB Topic 4:B, the Company believed that if the transfer was classified as a capital transaction it would contradict the disclosures of a development stage company under FAS 7, Accounting and Reporting by Development Stage Enterprises and serve to confuse the reader of the Company’s financial statements. For example, the deficit accumulated in the development stage on the balance sheet would not agree to the total deficit found on the Statement of Operations if the transfer was treated as a capital transaction. The Company felt the most transparent way to treat the change in legal entity while still maintaining the continuity of the entity was to treat the conversion as a continuation of operations and not a recapitalization into a new entity.

H. Christopher Owings
June 30, 2006

Note 2: Summary of Significant Accounting Policies,

Stock Options, page F-8

33.
Comment: Please tell us why you adopted the intrinsic-value method as opposed to the calculated value method of accounting for stock-based compensation. In doing so, please tell us why you are unable to reasonably estimate the fair value of stock options issued to employees at the date they are granted. Please also provide us a summary of the complex terms of the options that preclude a reasonable estimate of fair value at the grant date. In addition, please tell us in detail how you have applied the intrinsic value method of accounting. In that regard, please tell us whether you have classified all of your share-based payments as liabilities and remeasured compensation cost at each reporting date. Please see paragraphs 23, 24 and 38 of FAS 123(R). Further, please tell us in detail how you determined the fair value of your common stock and the intrinsic value of the stock options on the date of grant, Finally, we note the credit to additional paid-in capital related to stock options granted and vested for consulting services. Please tell us what this credit represents and your basis in GAAP for classifying the credit in additional paid-in capital citing applicable authoritative literature.

Response: We respectfully note your comment and supplement inform you that on October 24, 2005 the Company granted 843,750 options to purchase the Company’s common stock exercisable at a per share price of $0.80 that vest over a 36-month period. The Company uses FAS 123 (R), Share Based Payments, to account for the options granted to employees and treated the grant as an equity instrument. Paragraph 25 of FAS 123 (R) states that the intrinsic value method may be used when the fair value of an instrument cannot be reasonably measured. At the date of grant, the Company was a private entity and as such did not a history of market value of its common stock. The most important component of fair value of the options granted is the volatility of the underlying share price. Since the Company did not have enough trading history to accurately estimate the volatility of it own shares it had to look to the guidance on the calculated method under paragraph 23 of FAS 123 (R). The first step in the calculated method is finding a public company similar to the Company. We could not locate a similar public company in the footwear and apparel industry since the Company is a development stage company with no revenues to date. FAS 123 (R) states that if the comparable company information is unavailable an appropriate industry index should be used. The Company plans to operate in two main industries, apparel and footwear. FAS 123 (R) provides guidance that if a company operates in a variety of different industry sectors, a weighted average of the different industries should be used when calculating volatility. The Company concluded that the weighted average calculation of the apparel and footwear sectors would not be a true indicator of the volatility of the Company because these sectors reflect established companies whereas the Company is a development stage company that has generated no revenues to date. Based on these facts and analysis, the Company felt that a fair assessment of volatility could not be obtained to reasonably measure the fair value and the intrinsic value method would be appropriate.

H. Christopher Owings
June 30, 2006

The Company determined that the fair value of its common stock on the date of grant was $0.80 per share. It is the Company’s policy to grant options at the fair value of the underlying common stock. The fair value of the Company’s common stock is based upon what a willing buyer and seller would pay to purchase our common stock. Intrinsic value was then calculated to be zero since the fair value and the grant price were the same at the grant date.

The credit to additional paid in capital for stock options granted and vested for consulting services is the offset for the consultant expense relating to the options that were granted and vested to a non-employee. The SEC staff mentions in SAB Topic 14:A, that it believes it would generally be appropriate for entities to apply the guidance in Statement 123 (R) by analogy to share-based payment transactions with non-employees unless other authoritative accounting literature more clearly addresses the appropriate accounting, or the application of the guidance in Statement 123 (R) would be inconsistent with the terms of the instrument issued to a non-employee in a share-based payment arrangement. Based on this fact the Company felt that the credit to additional paid in capital for the consultant expense follows the same methodology as equity grants to employees as outlined in FAS 123 (R).

Derivative Instruments, page F-8

34.
Comment: Please tell us why stock options granted to directors and consultants are within the scope of EITF 00-19. Please refer to paragraph A76 of FAS 123(R) and paragraph 3 of EITF 00-19. Please also tell us which stock options, if any, were issued to consultants after performance occurred. In addition, please tell us how you determine the fair value of the stock options on the date of grant and at each balance sheet date. Further, we note the charge to additional paid-in capital related to the fair value of derivative instruments. Please tell us what this charge represents and your basis in GAAP for classifying the charge in additional paid-in capital citing applicable authoritative literature.

Response: We respectfully note your comment and supplementally inform you that the granting of options on October 20, 2005 to directors and consultants resulted in the Company having common shares issued and potential common shares to be issued in excess of the Company’s authorized amount. The options granted are free standing derivatives as outlined in paragraph 3 of EITF 00-19, Accounting for Derivative Financial Instruments Indexed To, and Potentially Settled In, A Company’s Own Stock. We feel that paragraph A76 of FASB 123 (R), Share Based Payment does not apply to this transaction, as it is not an employee, non-employee issue. The amount of shares and potential issuable shares in excess of the authorized amount create a derivative because the Company does not control the net settlement of the outstanding contracts due to the fact shareholder approval is required to increase the authorized share amount (paragraph 19 of EITF 00-19). Since the Company does not control the share settlement, asset and liability classification of the derivative is required. The initial liability was measured at fair value with an offset to additional paid in capital with subsequent changes in fair value are reported in earnings (paragraph 9 of EITF 00-19). The transaction was properly disclosed in the December 31, 2005 financial statements in accordance with EITF 00-19.

H. Christopher Owings
June 30, 2006

At October 20, 2005 the Company had 1,000 common stock shares authorized, 100 common stock shares issued and outstanding and 515,625 vested options to purchase common stock outstanding creating an over issuance of 514,725 potential common stock shares. 421,875 of the vested options were granted in relation to a consultation provided by a non-employee. On October 20, 2005 the fair value of the common stock was $0.80, as it is the Company’s policy to grant options at the fair value of the underlying stock. As mentioned in our response tot comment no. 33, the Company granted options on October 20, 2005 at exercisable at $0.80 per share. The initial liability was $411,780 with offset booked to addition paid in capital. At the balance sheet date the fair value of the common stock was $0.84 per share, which represents the price per share that was offered in the private placement that was closing in relation to the Share Exchange Agreement. The increase of the liability at December 31, 2005 of $20,589 was offset in the Statement of Operations as unrealized loss on the derivative liability.

Note 4: Patents, page F-9

35.
Comment: Please tell us the nature of the costs included in patents and the amount, if any, related to issued patents. Please also tell us whether you are amortizing deferred patent application costs prior to the issuance of the patents. If so, tell us why and your basis in GAAP for doing so.

Response: We respectfully note your comment and supplementally inform you that the patent costs at December 31, 2005 and 2004 were $64,682 and $32,795, respectively, which represent legal costs incurred in connection with the filing of patent applications. As of December 31, 2005 none of patent applications have been approved by the United States Patent office. The Company filed its first patent application in October 2003. Our patents are utility patents, which have a legal life of 20 years. It is the Company’s assertion that the patents will be filed and that based on consultation with its patent counsel, the life of the patent starts on the date it was applied for, not when it is filed. Based on these facts the Company estimates that the patent life will be the legal life of 20 years. Based on these facts the Company began amortizing the patent costs on the date the costs were incurred based on the legal life remaining on the patent applied.

Note 8: Stockholders’ Deficit, page F-11

36.
Comment: You disclose on page F-12 that there was no weighted-average grant-date intrinsic value of options granted during 2005 and that there is no unrecognized compensation cost related to nonvested share-based compensation arrangements under the plan. These disclosures appear inconsistent with the disclosure in Note 2 under derivative instruments. Please advise. We may have further comment regarding your stock-based compensation disclosure.

H. Christopher Owings
June 30, 2006

Response: We respectfully note your comment and supplementally inform you that the disclosures under FAS 123 (R) and EITF 00-19 reflect two separate transactions. The intrinsic value disclosure represents the granting of options to employees where the intrinsic value is zero (please refer to our response to comment no. 32, above). The derivative disclosure represents the liability incurred due to the amount of Company’s common shares and potential issuable shares in excess of the Company’s authorized amount (please refer to our response to comment no. 33).

Recent Sales of Unregistered Securities, page II-1

37.	Comment: We note that you recently had a private placement in March. Please provide us with an analysis of why the March offering should not be integrated into this offering.

Response: We respectfully note your comment and supplementally inform you that the private offering completely and irrevocably closed on March 20, 2006, concurrently with the Share Exchange Transaction. The registration statement for this offering was filed on April 19, 2006. Rule 152 promulgated under the Securities Act of 1933, as amended, states that “[t]he phrase ‘transactions by an issuer not involving any public offering’ in Section 4(2) shall be deemed to apply to transactions not involving any public offering at the time of said transactions although subsequently thereto the issuer decides to make a public offering and/or files a registration statement.” We believe that, pursuant to Securities Act and Rule 152, the March offering should not be integrated with this offering.

38.	Please revise your disclosure to provide more detail in support of the exemptions from registration you relied upon in each of these transactions. See Item 701(d) of Regulation S-B.

Response: We respectfully note your comment and have revised the disclosures to provide additional detail.

Undertakings, page II-3

39.	Comment: Please revise your undertakings to include the undertakings of Item 512(g) and all of 512(e) of Regulation S-B.

Response: We respectfully note your comment and have revised the undertakings to include the undertakings of Item 512(g) and all of Item 512(e).

H. Christopher Owings
June 30, 2006

Form 10-QSB for the Quarterly Period Ended December 31 2005

Financial Statements, page 2

40.
Comment: Please tell us how you accounted for the convertible debentures disclosed in Note 6. In doing so, please tell us how you considered the guidance in EITF 98-5 and EITF 00-27, and in particular Issue 15 of EITF 00-27. Please also tell us the fair value of your common stock and warrants on the commitment date as defined in Issue 4 of EITF 00-27 and how you determined the fair values of the instruments. In addition, please provide us with a copy of your computations under Issue 15 of E1TF 00-27.

Response: We respectfully note your comment and note that the issuance of the convertible debenture on November 2, 2005 pre-dates the reverse merger of the Company into the non-operating public shell corporation, which was Logicom. The Company believes that the effect of this transaction is immaterial to the financial statements of the Company as presented in the Company's Amendment No. 1 to the Form SB-2.

Please do not hesitate to contact the undersigned or Anh Q. Tran, Esq. at (310) 552-5000 with any questions.

Sincerely,

/s/ Thomas J. Poletti, Esq.

Thomas J. Poletti, Esq.

cc:            Mark Klein, Skins Inc.
Scott M. Aderegg, SEC